Investment Securities (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 USD ($) integer
Proceeds from redemption of restricted equity securities	$ 43,500	$ 141,500
Investment	733,600	756,300
Investment	20,800	129,400
Restricted equity securities, at cost	1,411,750	1,434,450
FRBB [Member]
Investment	588,150	588,150
FHLBB [Member]
Investment	20,800	129,400
ACBB [Member]
Restricted equity securities, at cost	$ 90,000	$ 90,000
Numbers of shares purchased | integer			20
Purchase price of shares			$ 90,000